Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 95.3%
Australia — 7.7%
Ampol Ltd.	1,380	$31,351
APA Group	7,495	59,569
Aristocrat Leisure Ltd.	3,614	98,091
ASX Ltd.	1,293	78,653
Aurizon Holdings Ltd.	11,109	30,535
Australia & New Zealand Banking Group Ltd.	18,120	371,297
BHP Group Ltd.	32,116	1,237,991
BlueScope Steel Ltd.	3,125	48,594
Brambles Ltd.	9,348	68,985
Cochlear Ltd.	418	69,790
Coles Group Ltd.	8,403	112,310
Commonwealth Bank of Australia	10,856	854,936
Computershare Ltd.	3,311	60,853
Crown Resorts Ltd.*	2,801	26,673
CSL Ltd.	3,047	608,311
Dexus	6,877	56,135
Domino's Pizza Enterprises Ltd.	429	27,925
Endeavour Group Ltd.	8,189	44,546
Evolution Mining Ltd.	11,549	38,118
Fortescue Metals Group Ltd.	10,583	162,680
Goodman Group	10,813	183,783
IDP Education Ltd.	1,331	31,151
Insurance Australia Group Ltd.	15,259	49,939
Lendlease Corp. Ltd.	4,333	36,120
Macquarie Group Ltd.	2,136	323,036
Medibank Pvt. Ltd.	17,418	40,018
Mineral Resources Ltd.	1,081	42,613
Mirvac Group	24,397	45,238
National Australia Bank Ltd.	20,690	498,109
Newcrest Mining Ltd.	5,206	105,200
Northern Star Resources Ltd.	7,569	61,064
Orica Ltd.	2,861	34,040
Origin Energy Ltd.	10,447	48,628
Qantas Airways Ltd.*	5,515	21,324
QBE Insurance Group Ltd.	9,279	79,570
Ramsay Health Care Ltd.	1,112	53,855
REA Group Ltd.	317	31,779
Reece Ltd.	2,060	29,004
Rio Tinto Ltd.	2,330	208,302
Santos Ltd.	19,013	110,234
Scentre Group	34,304	77,996
SEEK Ltd.	2,271	50,013
Sonic Healthcare Ltd.	2,969	78,388
South32 Ltd.	21,214	80,640
South32 Ltd.	9,351	35,521
Stockland	14,818	46,958
Suncorp Group Ltd.	8,248	68,373
Tabcorp Holdings Ltd.	15,195	60,539
Telstra Corp. Ltd.	27,472	81,165
The GPT Group	11,476	44,267
The GPT Group-In Specie*	16,419	0
Transurban Group	19,841	200,473
Treasury Wine Estates Ltd.	4,544	39,251
Vicinity Centres	25,092	34,819
	Number of Shares	Value†

Australia — (continued)
Washington H. Soul Pattinson & Co., Ltd.	1,381	$29,456
Wesfarmers Ltd.	7,261	272,466
Westpac Banking Corp.	23,432	423,336
WiseTech Global Ltd.	856	32,219
Woodside Petroleum Ltd.	6,456	155,147
Woolworths Group Ltd.	7,711	214,095
		8,145,472
Austria — 0.2%
Erste Group Bank AG	2,193	79,971
OMV AG	924	44,151
Raiffeisen Bank International AG	837	11,883
Verbund AG	423	44,671
voestalpine AG	691	20,561
		201,237
Belgium — 0.8%
Ageas N.V.	1,053	53,233
Anheuser-Busch InBev N.V.	5,526	330,389
Elia Group S.A.	220	33,566
Etablissements Franz Colruyt N.V.	375	15,523
Groupe Bruxelles Lambert S.A.	714	73,882
KBC Group N.V.	1,558	111,785
Proximus SADP	1,133	21,098
Sofina S.A.	94	34,157
Solvay S.A.	458	45,138
UCB S.A.	822	98,309
Umicore S.A.	1,237	53,472
		870,552
Chile — 0.1%
Antofagasta PLC	2,581	56,082
Denmark — 2.6%
A.P. Moller - Maersk A/S, Class A	20	59,048
A.P. Moller - Maersk A/S, Class B	36	108,179
Ambu A/S, Class B	1,031	15,177
Carlsberg AS, Class B	626	76,849
Chr Hansen Holding A/S	695	51,032
Coloplast A/S, Class B	752	113,882
Danske Bank A/S	4,326	71,963
Demant A/S*	713	32,267
DSV A/S	1,300	249,152
Genmab A/S*	422	152,407
GN Store Nord A/S	818	40,095
Novo Nordisk A/S, Class B	10,715	1,188,466
Novozymes A/S, Class B	1,342	92,013
Orsted A/S	1,193	149,330
Pandora A/S	618	58,873
ROCKWOOL International A/S, Class B	55	18,156
Tryg A/S	2,090	50,818
Vestas Wind Systems A/S	6,525	191,410
		2,719,117
Finland — 1.1%
Elisa OYJ	882	53,190

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Fortum OYJ	2,873	$52,510
Kesko OYJ, Class B	1,700	46,937
Kone OYJ, Class B	2,219	116,120
Neste OYJ	2,763	125,974
Nokia OYJ*	34,728	191,248
Nordea Bank Abp	20,474	210,718
Orion OYJ, Class B	750	34,063
Sampo OYJ, Class A	3,183	155,535
Stora Enso OYJ, Class R	3,880	76,116
UPM-Kymmene OYJ	3,323	108,513
Wartsila OYJ Abp	3,006	27,447
		1,198,371
France — 10.5%
Accor S.A.*	1,184	38,148
Aeroports de Paris*	215	32,151
Air Liquide S.A.	2,998	524,482
Airbus S.E.*	3,774	455,403
Alstom S.A.	1,895	44,341
Amundi S.A.	376	25,711
Arkema S.A.	377	45,067
AXA S.A.	12,391	362,738
BioMerieux	262	27,964
BNP Paribas S.A.	7,198	411,327
Bollore S.A.	5,730	30,005
Bouygues S.A.	1,412	49,285
Bureau Veritas S.A.	1,821	51,918
Capgemini S.E.	1,034	229,448
Carrefour S.A.	3,954	86,047
Cie de Saint-Gobain	3,268	194,447
Cie Generale des Etablissements Michelin SCA	1,100	149,067
CNP Assurances	1,195	28,769
Covivio	344	27,377
Credit Agricole S.A.	7,440	88,897
Danone S.A.	4,112	227,159
Dassault Aviation S.A.	180	28,425
Dassault Systemes S.E.	4,202	206,439
Edenred	1,545	76,392
Eiffage S.A.	567	58,193
Electricite de France S.A.	3,137	29,445
Engie S.A.	11,581	152,255
EssilorLuxottica S.A.	1,828	334,324
Eurazeo S.E.	255	21,439
Faurecia S.E.	683	17,764
Faurecia S.E.	126	3,255
Gecina S.A.	294	37,052
Getlink S.E.	2,692	48,482
Hermes International	204	288,731
Ipsen S.A.	217	27,163
Kering S.A.	475	299,881
Klepierre S.A.*	1,415	37,673
La Francaise des Jeux SAEM	613	24,319
Legrand S.A.	1,731	164,577
L'Oreal S.A.	1,595	637,115
	Number of Shares	Value†

France — (continued)
LVMH Moet Hennessy Louis Vuitton S.E.	1,767	$1,261,283
Orange S.A.	12,986	153,771
Orpea S.A.	314	13,626
Pernod Ricard S.A.	1,337	293,754
Publicis Groupe S.A.	1,467	89,038
Remy Cointreau S.A.	160	32,996
Renault S.A.*	1,171	30,610
Safran S.A.	2,162	254,544
Sanofi	7,206	736,739
Sartorius Stedim Biotech	179	73,285
Schneider Electric S.E.	3,463	581,404
SEB S.A.	147	20,501
Societe Generale S.A.	5,212	139,720
Sodexo S.A.	562	45,733
Teleperformance	373	142,075
Thales S.A.	680	85,160
TotalEnergies S.E.	15,905	804,786
Ubisoft Entertainment S.A.*	622	27,332
Unibail-Rodamco-Westfield*	660	49,439
Unibail-Rodamco-Westfield*	2,500	9,357
Valeo	1,447	26,728
Veolia Environnement S.A.	4,095	131,300
Vinci S.A.	3,402	347,591
Vivendi S.E.	4,675	61,077
Wendel S.E.	185	18,839
Worldline S.A.*	1,504	65,274
		11,118,637
Germany — 7.3%
adidas AG	1,217	283,593
Allianz S.E.	2,586	617,558
BASF S.E.	5,875	335,231
Bayer AG	6,223	425,648
Bayerische Motoren Werke AG	2,090	180,613
Bechtle AG	564	31,753
Beiersdorf AG	673	70,701
Brenntag S.E.	1,011	81,518
Carl Zeiss Meditec AG	250	40,269
Commerzbank AG*	6,114	46,460
Continental AG*	734	52,618
Covestro AG	1,214	61,131
Daimler AG	5,477	384,428
Daimler Truck Holding AG*	2,541	70,475
Delivery Hero S.E.*	1,001	43,627
Deutsche Bank AG*	13,202	166,269
Deutsche Boerse AG	1,210	217,813
Deutsche Lufthansa AG*	3,546	28,597
Deutsche Post AG	6,360	303,702
Deutsche Telekom AG	20,621	384,048
E.ON S.E.	14,086	163,653
Evonik Industries AG	1,328	36,842
Fresenius Medical Care AG & Co., KGaA	1,307	87,583
Fresenius S.E. & Co., KGaA	2,688	98,694

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
GEA Group AG	932	$38,200
Hannover Rueck S.E.	392	66,592
HeidelbergCement AG	971	55,031
HelloFresh S.E.*	1,016	45,602
Henkel AG & Co., KGaA	685	45,213
Infineon Technologies AG	8,345	282,312
KION Group AG	441	29,065
Knorr-Bremse AG	447	34,266
LANXESS AG	503	22,081
LEG Immobilien S.E.	468	53,295
Merck KGaA	821	171,453
MTU Aero Engines AG	338	78,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	240,606
Nemetschek S.E.	350	33,612
Puma S.E.	591	50,260
Rational AG	35	24,105
RWE AG	4,070	177,218
SAP S.E.	6,640	735,899
Scout24 S.E.	551	31,414
Siemens AG	4,864	673,505
Siemens Energy AG	2,663	60,585
Siemens Healthineers AG	1,732	107,333
Symrise AG	817	97,952
Telefonica Deutschland Holding AG	5,808	15,797
Uniper S.E.	601	15,526
United Internet AG	668	22,924
Vitesco Technologies Group AG, Class A*	146	5,792
Volkswagen AG	205	50,639
Vonovia S.E.	4,631	215,853
Zalando S.E.*	1,430	72,407
		7,765,534
Hong Kong — 2.7%
AIA Group Ltd.	77,000	804,025
BOC Hong Kong Holdings Ltd.	24,000	90,307
Budweiser Brewing Co., APAC, Ltd.	11,100	29,311
Chow Tai Fook Jewellery Group Ltd.*	14,600	26,369
CK Asset Holdings Ltd.	13,034	89,093
CK Hutchison Holdings Ltd.	17,128	125,247
CK Infrastructure Holdings Ltd.	4,000	26,739
CLP Holdings Ltd.	10,000	97,299
ESR Cayman Ltd.*	11,600	35,947
Futu Holdings Ltd., ADR*	300	9,768
Galaxy Entertainment Group Ltd.	14,000	82,843
Hang Lung Properties Ltd.	14,000	28,218
Hang Seng Bank Ltd.	4,700	90,394
Henderson Land Development Co., Ltd.	8,891	36,907
HK Electric Investments & HK Electric Investments Ltd.	20,777	20,291
HKT Trust & HKT Ltd.	25,240	34,608
Hong Kong & China Gas Co., Ltd.	71,112	85,898
Hong Kong Exchanges & Clearing Ltd.	7,684	360,175
	Number of Shares	Value†

Hong Kong — (continued)
Hongkong Land Holdings Ltd.	7,400	$36,156
Jardine Matheson Holdings Ltd.	1,400	76,802
Link REIT	13,702	116,689
Melco Resorts & Entertainment Ltd., ADR*	1,367	10,444
MTR Corp. Ltd.	9,671	52,081
New World Development Co., Ltd.	10,458	42,430
Power Assets Holdings Ltd.	8,500	55,395
Sino Land Co., Ltd.	18,095	23,332
SITC International Holdings Co., Ltd.	9,000	31,470
Sun Hung Kai Properties Ltd.	8,161	97,095
Swire Pacific Ltd., Class A	3,500	21,284
Swire Properties Ltd.	7,136	17,634
Techtronic Industries Co., Ltd.	8,500	136,183
WH Group Ltd.	46,372	29,120
Wharf Real Estate Investment Co., Ltd.	11,000	54,365
Xinyi Glass Holdings Ltd.	12,000	28,772
		2,902,691
Ireland — 0.9%
AerCap Holdings N.V.*	900	45,252
CRH PLC	4,923	196,355
DCC PLC	613	47,467
Experian PLC	5,862	225,837
Flutter Entertainment PLC*	1,078	124,234
James Hardie Industries PLC	2,913	87,384
Kerry Group PLC, Class A	1,018	113,855
Kingspan Group PLC	981	95,890
Smurfit Kappa Group PLC	1,508	66,981
		1,003,255
Israel — 0.7%
Azrieli Group Ltd.	283	24,863
Bank Hapoalim BM	7,162	70,908
Bank Leumi Le-Israel BM	9,130	98,355
Check Point Software Technologies Ltd.*	612	84,615
CyberArk Software Ltd.*	200	33,750
Elbit Systems Ltd.	186	40,679
Fiverr International Ltd.*	200	15,214
ICL Group Ltd.	4,391	52,199
Inmode Ltd.*	300	11,073
Israel Discount Bank Ltd., Class A	7,042	43,795
Kornit Digital Ltd.*	300	24,807
Mizrahi Tefahot Bank Ltd.	962	37,568
Nice Ltd.*	415	90,771
Teva Pharmaceutical Industries Ltd.*	6,350	59,273
Teva Pharmaceutical Industries Ltd., ADR*	500	4,695
Wix.com Ltd.*	359	37,501
		730,066
Italy — 1.9%
Amplifon SpA	856	38,096
Assicurazioni Generali SpA	6,950	158,962
Atlantia SpA*	3,017	62,731

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Davide Campari-Milano N.V.	3,207	$37,198
DiaSorin SpA	180	28,115
Enel SpA	51,567	344,300
Eni SpA	16,285	237,488
Ferrari N.V.	796	173,416
FinecoBank Banca Fineco SpA	3,910	59,315
Infrastrutture Wireless Italiane SpA	1,712	19,165
Intesa Sanpaolo SpA	105,143	240,648
Mediobanca Banca di Credito Finanziario SpA	3,828	38,684
Moncler SpA	1,251	69,408
Nexi SpA*	2,687	31,007
Poste Italiane SpA	3,626	41,121
Prysmian SpA	1,675	56,843
Recordati Industria Chimica e Farmaceutica SpA	726	36,401
Snam SpA	13,027	75,121
Telecom Italia SpA	60,149	22,082
Terna - Rete Elettrica Nazionale	8,790	75,482
UniCredit SpA	13,413	144,696
		1,990,279
Japan — 21.3%
Advantest Corp.	1,300	101,496
Aeon Co., Ltd.	4,300	91,687
AGC, Inc.	1,200	47,946
Aisin Corp.	1,000	34,178
Ajinomoto Co., Inc.	3,000	85,148
ANA Holdings, Inc.*	800	16,723
Asahi Group Holdings Ltd.	2,900	105,619
Asahi Intecc Co., Ltd.	1,400	27,312
Asahi Kasei Corp.	8,100	70,061
Astellas Pharma, Inc.	11,800	184,374
Azbil Corp.	800	26,552
Bandai Namco Holdings, Inc.	1,300	98,578
Benefit One, Inc.	500	10,494
Bridgestone Corp.	3,600	139,737
Brother Industries Ltd.	1,500	27,278
Canon, Inc.	6,400	155,994
Capcom Co., Ltd.	1,200	29,093
Central Japan Railway Co.	900	117,354
Chubu Electric Power Co., Inc.	4,100	42,434
Chugai Pharmaceutical Co., Ltd.	4,300	143,484
Concordia Financial Group Ltd.	7,200	26,796
Cosmos Pharmaceutical Corp.	100	12,120
CyberAgent, Inc.	2,400	29,699
Dai Nippon Printing Co., Ltd.	1,400	32,823
Daifuku Co., Ltd.	600	42,811
Dai-ichi Life Holdings, Inc.	6,500	132,085
Daiichi Sankyo Co., Ltd.	11,100	242,391
Daikin Industries Ltd.	1,600	290,566
Daito Trust Construction Co., Ltd.	400	42,458
Daiwa House Industry Co., Ltd.	3,600	93,847
Daiwa House REIT Investment Corp.	13	35,048
Daiwa Securities Group, Inc.	9,300	52,607
	Number of Shares	Value†

Japan — (continued)
Denso Corp.	2,800	$178,640
Dentsu Group, Inc.	1,300	53,126
Disco Corp.	200	55,927
East Japan Railway Co.	1,900	109,967
Eisai Co., Ltd.	1,500	69,493
ENEOS Holdings, Inc.	20,490	76,607
FANUC Corp.	1,200	210,612
Fast Retailing Co., Ltd.	400	205,063
Fuji Electric Co., Ltd.	800	39,873
FUJIFILM Holdings Corp.	2,300	140,392
Fujitsu Ltd.	1,200	179,791
GLP J-Reit	26	39,507
GMO Payment Gateway, Inc.	300	30,563
Hakuhodo DY Holdings, Inc.	1,500	18,829
Hamamatsu Photonics K.K.	900	47,802
Hankyu Hanshin Holdings, Inc.	1,400	40,462
Hikari Tsushin, Inc.	100	11,369
Hino Motors Ltd.	2,000	11,692
Hirose Electric Co., Ltd.	220	31,890
Hitachi Construction Machinery Co., Ltd.	700	18,138
Hitachi Ltd.	6,200	310,274
Hitachi Metals Ltd.*	1,400	23,422
Honda Motor Co., Ltd.	10,400	294,797
Hoshizaki Corp.	300	20,580
Hoya Corp.	2,300	262,103
Hulic Co., Ltd.	2,000	17,943
Ibiden Co., Ltd.	700	34,126
Idemitsu Kosan Co., Ltd.	1,356	37,379
Iida Group Holdings Co., Ltd.	1,000	17,241
Inpex Corp.	6,400	75,247
Isuzu Motors Ltd.	3,400	43,921
Ito En Ltd.	400	19,634
ITOCHU Corp.	7,500	253,695
Itochu Techno-Solutions Corp.	700	17,881
Japan Airlines Co., Ltd.*	800	14,915
Japan Exchange Group, Inc.	3,300	61,274
Japan Metropolitan Fund Invest	48	40,503
Japan Post Bank Co., Ltd.	3,000	24,092
Japan Post Holdings Co., Ltd.	15,700	115,305
Japan Post Insurance Co., Ltd.	1,100	19,157
Japan Real Estate Investment Corp.	8	41,901
Japan Tobacco, Inc.	7,800	133,205
JFE Holdings, Inc.	3,000	41,983
JSR Corp.	1,200	35,338
Kajima Corp.	2,800	34,067
Kakaku.com, Inc.	900	20,099
Kansai Paint Co., Ltd.	1,100	17,659
Kao Corp.	3,100	126,575
KDDI Corp.	10,300	337,702
Keio Corp.	700	27,286
Keisei Electric Railway Co., Ltd.	800	22,224
Keyence Corp.	1,195	554,125
Kikkoman Corp.	900	59,613
Kintetsu Group Holdings Co., Ltd.	1,100	31,487

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kirin Holdings Co., Ltd.	5,200	$77,671
Kobayashi Pharmaceutical Co., Ltd.	300	24,037
Kobe Bussan Co., Ltd.	800	24,620
Koei Tecmo Holdings Co., Ltd.	390	12,789
Koito Manufacturing Co., Ltd.	700	28,329
Komatsu Ltd.	5,500	132,140
Konami Holdings Corp.	600	37,845
Kose Corp.	200	20,925
Kubota Corp.	6,500	121,838
Kurita Water Industries Ltd.	600	22,147
Kyocera Corp.	2,100	117,515
Kyowa Kirin Co., Ltd.	1,700	39,549
Lasertec Corp.	500	83,182
Lawson, Inc.	400	15,312
Lion Corp.	1,500	16,718
Lixil Corp.	1,700	31,647
M3, Inc.	2,800	101,125
Makita Corp.	1,400	44,795
Marubeni Corp.	9,700	112,638
Mazda Motor Corp.	3,400	24,992
McDonald's Holdings Co., Japan Ltd.	400	16,634
Medipal Holdings Corp.	1,300	21,390
MEIJI Holdings Co., Ltd.	800	43,386
Mercari, Inc.*	600	15,488
MINEBEA MITSUMI, Inc.	2,300	50,094
MISUMI Group, Inc.	1,900	56,565
Mitsubishi Chemical Holdings Corp.	8,200	54,536
Mitsubishi Corp.	8,000	300,214
Mitsubishi Electric Corp.	11,900	136,479
Mitsubishi Estate Co., Ltd.	7,500	111,678
Mitsubishi Gas Chemical Co., Inc.	1,100	18,621
Mitsubishi HC Capital, Inc.	4,700	21,839
Mitsubishi Heavy Industries Ltd.	2,100	68,935
Mitsubishi UFJ Financial Group, Inc.	75,600	467,294
Mitsui & Co., Ltd.	9,700	263,309
Mitsui Chemicals, Inc.	1,100	27,654
Mitsui Fudosan Co., Ltd.	6,000	128,414
Mitsui OSK Lines Ltd.	2,100	58,335
Miura Co., Ltd.	600	14,784
Mizuho Financial Group, Inc.	15,508	197,810
MonotaRO Co., Ltd.	1,600	34,340
MS&AD Insurance Group Holdings, Inc.	2,890	93,832
Murata Manufacturing Co., Ltd.	3,700	243,729
NEC Corp.	1,500	63,016
Nexon Co., Ltd.	3,200	76,556
NGK Insulators Ltd.	1,500	21,398
Nidec Corp.	2,800	221,153
Nihon M&A Center Holdings, Inc.	2,000	27,976
Nintendo Co., Ltd.	697	351,819
Nippon Building Fund, Inc.	10	56,728
NIPPON EXPRESS HOLDINGS, INC.	500	34,350
Nippon Paint Holdings Co., Ltd.	4,500	39,426
Nippon Prologis REIT, Inc.	13	37,958
Nippon Sanso Holdings Corp.	1,000	19,014
	Number of Shares	Value†

Japan — (continued)
Nippon Shinyaku Co., Ltd.	300	$20,397
Nippon Steel Corp.	5,317	93,817
Nippon Telegraph & Telephone Corp.	7,600	220,810
Nippon Yusen K.K.	1,000	87,474
Nissan Chemical Corp.	800	46,926
Nissan Motor Co., Ltd.*	14,400	63,984
Nisshin Seifun Group, Inc.	1,315	18,346
Nissin Foods Holdings Co., Ltd.	400	28,046
Nitori Holdings Co., Ltd.	500	62,906
Nitto Denko Corp.	900	64,519
Nomura Holdings, Inc.	19,300	81,171
Nomura Real Estate Holdings, Inc.	600	14,369
Nomura Real Estate Master Fund, Inc.	28	37,013
Nomura Research Institute Ltd.	2,130	69,496
NTT Data Corp.	4,000	78,609
Obayashi Corp.	4,200	30,827
Obic Co., Ltd.	454	67,999
Odakyu Electric Railway Co., Ltd.	1,800	29,835
Oji Holdings Corp.	4,700	23,318
Olympus Corp.	6,900	130,773
Omron Corp.	1,200	79,858
Ono Pharmaceutical Co., Ltd.	2,500	62,664
Open House Group Co., Ltd.	500	22,126
Oracle Corp. Japan	200	13,859
Oriental Land Co., Ltd.	1,300	248,827
ORIX Corp.	7,700	153,481
Orix JREIT, Inc.	15	20,342
Osaka Gas Co., Ltd.	2,400	41,127
Otsuka Corp.	800	28,365
Otsuka Holdings Co., Ltd.	2,500	86,369
Pan Pacific International Holdings Corp.	2,700	43,201
Panasonic Corp.	14,400	139,854
Persol Holdings Co., Ltd.	1,000	22,406
Pola Orbis Holdings, Inc.	500	6,511
Rakuten Group, Inc.	5,500	43,245
Recruit Holdings Co., Ltd.	8,700	377,989
Renesas Electronics Corp.*	8,100	93,854
Resona Holdings, Inc.	12,500	53,242
Ricoh Co., Ltd.	4,200	36,371
Rinnai Corp.	200	14,961
Rohm Co., Ltd.	500	38,820
Ryohin Keikaku Co., Ltd.	1,700	19,719
Santen Pharmaceutical Co., Ltd.	2,600	25,996
SBI Holdings, Inc.	1,410	35,576
SCSK Corp.	1,200	20,521
Secom Co., Ltd.	1,300	94,045
Seiko Epson Corp.	1,700	25,539
Sekisui Chemical Co., Ltd.	2,600	37,255
Sekisui House Ltd.	3,900	75,438
Seven & i Holdings Co., Ltd.	4,800	228,851
SG Holdings Co., Ltd.	2,200	41,428
Sharp Corp.	1,200	11,201
Shimadzu Corp.	1,400	48,152
Shimano, Inc.	500	114,504

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Shimizu Corp.	4,000	$24,005
Shin-Etsu Chemical Co., Ltd.	2,200	334,253
Shionogi & Co., Ltd.	1,700	104,454
Shiseido Co., Ltd.	2,600	131,322
SMC Corp.	368	205,710
SoftBank Corp.	18,200	212,269
SoftBank Group Corp.	7,700	344,264
Sohgo Security Services Co., Ltd.	500	16,306
Sompo Holdings, Inc.	2,025	88,979
Sony Group Corp.	8,000	823,006
Square Enix Holdings Co., Ltd.	600	26,579
Stanley Electric Co., Ltd.	800	15,126
Subaru Corp.	4,000	63,532
SUMCO Corp.	1,800	29,457
Sumitomo Chemical Co., Ltd.	9,200	42,125
Sumitomo Corp.	7,200	124,694
Sumitomo Dainippon Pharma Co., Ltd.	1,100	10,852
Sumitomo Electric Industries Ltd.	4,900	58,248
Sumitomo Metal Mining Co., Ltd.	1,500	75,995
Sumitomo Mitsui Financial Group, Inc.	8,300	262,184
Sumitomo Mitsui Trust Holdings, Inc.	2,143	69,743
Sumitomo Realty & Development Co., Ltd.	2,000	55,351
Suntory Beverage & Food Ltd.	800	30,492
Suzuki Motor Corp.	2,300	78,821
Sysmex Corp.	1,100	79,670
T&D Holdings, Inc.	3,200	43,450
Taisei Corp.	1,200	34,643
Taisho Pharmaceutical Holdings Co., Ltd.	200	9,284
Takeda Pharmaceutical Co., Ltd.	10,195	290,478
TDK Corp.	2,400	86,585
Terumo Corp.	4,100	124,060
The Chiba Bank Ltd.	3,700	21,755
The Kansai Electric Power Co., Inc.	4,200	39,561
The Shizuoka Bank Ltd.	3,200	22,459
TIS, Inc.	1,400	32,764
Tobu Railway Co., Ltd.	1,100	26,746
Toho Co., Ltd.	700	26,453
Tokio Marine Holdings, Inc.	4,000	232,773
Tokyo Century Corp.	300	10,998
Tokyo Electric Power Co. Holdings, Inc.*	10,800	35,651
Tokyo Electron Ltd.	900	462,205
Tokyo Gas Co., Ltd.	2,300	42,107
Tokyu Corp.	3,000	38,922
TOPPAN Inc.	1,500	26,460
Toray Industries, Inc.	8,800	45,756
Toshiba Corp.	2,400	91,184
Tosoh Corp.	1,800	26,603
TOTO Ltd.	900	36,145
Toyo Suisan Kaisha Ltd.	600	21,469
Toyota Industries Corp.	900	62,076
Toyota Motor Corp.	67,440	1,216,483
Toyota Tsusho Corp.	1,400	57,459
	Number of Shares	Value†

Japan — (continued)
Trend Micro, Inc.	900	$52,558
Tsuruha Holdings, Inc.	200	12,700
Unicharm Corp.	2,500	89,815
USS Co., Ltd.	1,500	25,205
Welcia Holdings Co., Ltd.	600	14,763
West Japan Railway Co.	1,400	58,010
Yakult Honsha Co., Ltd.	800	42,675
Yamaha Corp.	900	39,110
Yamaha Motor Co., Ltd.	1,700	38,103
Yamato Holdings Co., Ltd.	2,000	37,360
Yaskawa Electric Corp.	1,600	62,360
Yokogawa Electric Corp.	1,600	27,262
Z Holdings Corp.	16,800	72,628
ZOZO, Inc.	600	16,023
		22,566,727
Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,083	29,217
Luxembourg — 0.3%
ArcelorMittal S.A.	3,977	127,400
Aroundtown S.A.	6,382	36,469
Eurofins Scientific S.E.	870	86,063
Tenaris S.A.	2,782	41,788
		291,720
Macao — 0.0%
Sands China Ltd.*	16,000	38,064
Netherlands — 4.5%
ABN AMRO Bank N.V.	2,635	33,649
Adyen N.V.*	127	251,548
Aegon N.V.	11,939	63,290
Akzo Nobel N.V.	1,217	104,567
Argenx S.E.*	290	90,733
ASM International N.V.	297	108,147
ASML Holding N.V.	2,632	1,758,760
Euronext N.V.	547	49,694
EXOR N.V.	691	52,530
Heineken Holding N.V.	727	56,926
Heineken N.V.	1,671	159,798
IMCD N.V.	363	61,925
ING Groep N.V.	24,641	257,275
JDE Peet's N.V.	515	14,746
Just Eat Takeaway.com N.V.*	1,183	39,675
Koninklijke Ahold Delhaize N.V.	6,743	216,892
Koninklijke DSM N.V.	1,104	197,499
Koninklijke KPN N.V.	21,105	73,234
Koninklijke Philips N.V.	5,905	180,065
NN Group N.V.	1,681	85,191
Prosus N.V.*	5,922	319,361
QIAGEN N.V.*	1,512	74,194
Randstad N.V.	725	43,612
Stellantis N.V.	5,622	91,260
Stellantis N.V.	7,408	119,932
Universal Music Group N.V.	4,675	124,795

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — (continued)
Wolters Kluwer N.V.	1,643	$175,154
		4,804,452
New Zealand — 0.3%
Auckland International Airport Ltd.*	7,064	38,221
Fisher & Paykel Healthcare Corp. Ltd.	3,664	61,482
Mercury NZ Ltd.	5,230	21,469
Meridian Energy Ltd.	9,073	31,611
Ryman Healthcare Ltd.	2,831	18,324
Spark New Zealand Ltd.	12,240	38,735
Xero Ltd.*	835	63,283
		273,125
Norway — 0.7%
Adevinta ASA*	1,674	15,282
Aker BP ASA	804	29,988
DNB Bank ASA	6,003	135,721
Equinor ASA	6,312	235,669
Gjensidige Forsikring ASA	1,242	30,798
Mowi ASA	2,898	78,060
Norsk Hydro ASA	8,484	82,430
Orkla ASA	4,885	43,401
Schibsted ASA, Class A	520	12,817
Schibsted ASA, Class B	588	12,544
Telenor ASA	4,471	64,157
Yara International ASA	1,012	50,609
		791,476
Poland — 0.0%
InPost S.A.*	1,446	9,175
Portugal — 0.2%
Banco Espirito Santo S.A.(1),*	27,017	0
EDP - Energias de Portugal S.A.	17,315	85,222
Galp Energia SGPS S.A.	3,064	38,737
Jeronimo Martins SGPS S.A.	1,733	41,575
		165,534
Singapore — 1.4%
Ascendas Real Estate Investment Trust	20,490	44,152
CapitaLand Integrated Commercial Trust	29,400	48,638
Capitaland Investment Ltd.*	16,607	48,660
City Developments Ltd.	3,000	17,342
DBS Group Holdings Ltd.	11,448	299,963
Genting Singapore Ltd.	36,200	21,636
Grab Holdings Ltd., Class A*	6,900	24,150
Keppel Corp. Ltd.	8,700	41,023
Mapletree Commercial Trust	15,200	21,148
Mapletree Logistics Trust	20,077	27,283
Oversea-Chinese Banking Corp. Ltd.	21,691	196,778
Sea Ltd., ADR*	2,000	239,580
Singapore Airlines Ltd.*	7,900	31,839
Singapore Exchange Ltd.	5,000	36,642
Singapore Technologies Engineering Ltd.	9,500	28,776
	Number of Shares	Value†

Singapore — (continued)
Singapore Telecommunications Ltd.	52,200	$101,359
United Overseas Bank Ltd.	7,437	174,011
UOL Group Ltd.	3,107	16,087
Venture Corp. Ltd.	1,700	21,908
Wilmar International Ltd.	11,600	40,173
		1,481,148
Spain — 2.2%
ACS Actividades de Construccion y Servicios S.A.	1,587	42,785
Aena SME S.A.*	469	78,182
Amadeus IT Group S.A.*	2,864	186,212
Banco Bilbao Vizcaya Argentaria S.A.	42,639	243,466
Banco Santander S.A.	110,885	377,001
CaixaBank S.A.	27,810	94,328
Cellnex Telecom S.A.	3,268	157,271
EDP Renovaveis S.A.	2,000	51,421
Enagas S.A.	1,501	33,332
Endesa S.A.	2,006	43,738
Ferrovial S.A.	3,061	81,407
Grifols S.A.	1,885	34,214
Iberdrola S.A.	36,936	403,710
Industria de Diseno Textil S.A.	6,954	151,632
Naturgy Energy Group S.A.	1,138	34,094
Red Electrica Corp. S.A.	2,674	54,900
Repsol S.A.	9,155	119,923
Siemens Gamesa Renewable Energy S.A.*	1,562	27,396
Telefonica S.A.	32,971	159,786
		2,374,798
Sweden — 3.2%
Alfa Laval AB	2,000	68,795
Assa Abloy AB, Class B	6,425	172,701
Atlas Copco AB, Class A	4,246	220,393
Atlas Copco AB, Class B	2,447	110,970
Boliden AB	1,749	88,229
Electrolux AB, Class B	1,401	21,201
Embracer Group AB*	2,650	22,120
Epiroc AB, Class A	4,193	89,684
Epiroc AB, Class B	2,471	44,612
EQT AB	1,887	73,590
Essity AB, Class B	3,911	92,296
Evolution Gaming Group AB	1,087	110,585
Fastighets AB Balder, Class B*	696	45,825
Getinge AB, Class B	1,459	58,125
H & M Hennes & Mauritz AB, Class B	4,799	64,439
Hexagon AB, Class B	12,559	175,962
Husqvarna AB, Class B	2,834	29,564
Industrivarden AB, Class A	877	24,872
Industrivarden AB, Class C	986	27,484
Investment AB Latour, Class B	1,056	33,525
Investor AB, Class A	3,181	74,018
Investor AB, Class B	11,521	250,331
Kinnevik AB, Class B*	1,611	42,009
L E Lundbergforetagen AB, Class B	471	23,904

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Lifco AB, Class B	1,487	$37,748
Lundin Energy AB	1,292	54,231
Nibe Industrier AB, Class B	9,198	101,956
Sagax AB, Class B	1,027	31,164
Sandvik AB	7,183	152,587
Securitas AB, Class B	2,230	25,157
Sinch AB*	3,150	21,365
Skandinaviska Enskilda Banken AB, Class A	10,425	112,703
Skanska AB, Class B	2,121	47,451
SKF AB, Class B	2,369	38,629
Svenska Cellulosa AB SCA, Class B	3,887	75,477
Svenska Handelsbanken AB, Class A	9,287	85,398
Swedbank AB, Class A	5,671	84,700
Swedish Match AB	9,802	73,711
Tele2 AB, Class B	3,276	49,519
Telefonaktiebolaget LM Ericsson, Class B	18,737	170,798
Telia Co., AB	17,132	68,694
Volvo AB, Class A	1,410	27,008
Volvo AB, Class B	9,114	170,025
		3,393,555
Switzerland — 10.6%
ABB Ltd.	10,409	337,675
Adecco Group AG	1,018	46,178
Alcon, Inc.	3,189	252,651
Bachem Holding AG, Class B	40	22,014
Baloise Holding AG	301	53,758
Barry Callebaut AG	22	51,578
Chocoladefabriken Lindt & Spruengli AG	1	120,958
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	83,313
Cie Financiere Richemont S.A.	3,313	419,939
Clariant AG*	1,199	20,806
Coca-Cola HBC AG*	1,222	25,486
Credit Suisse Group AG	16,223	127,709
EMS-Chemie Holding AG	43	41,788
Geberit AG	226	139,319
Givaudan S.A.	58	239,710
Glencore PLC*	62,607	407,366
Holcim Ltd.*	3,354	163,128
Julius Baer Group Ltd.*	1,376	79,663
Kuehne + Nagel International AG	354	100,511
Logitech International S.A.	1,098	81,617
Lonza Group AG*	477	345,636
Nestle S.A.	17,928	2,330,975
Novartis AG	13,940	1,223,814
Partners Group Holding AG	147	182,016
Roche Holding AG	4,473	1,769,796
Roche Holding AG	213	93,156
Schindler Holding AG	125	26,636
Schindler Holding AG, Participation Certificates	269	57,639
	Number of Shares	Value†

Switzerland — (continued)
SGS S.A.	38	$105,645
Sika AG	898	297,107
Sonova Holding AG	334	139,525
STMicroelectronics N.V.	4,365	189,720
Straumann Holding AG	65	103,785
Swiss Life Holding AG	200	128,161
Swiss Prime Site AG	484	47,734
Swiss Re AG	1,930	183,724
Swisscom AG	163	97,931
Temenos AG	430	41,362
The Swatch Group AG	185	52,452
The Swatch Group AG	298	16,216
UBS Group AG	22,297	435,713
VAT Group AG	172	65,487
Vifor Pharma AG*	293	52,239
Zurich Insurance Group AG	965	476,613
		11,278,249
United Arab Emirates — 0.0%
NMC Health PLC*	538	67
United Kingdom — 14.1%
3i Group PLC	6,089	110,104
abrdn PLC	14,470	40,517
Admiral Group PLC	1,312	43,998
Anglo American PLC	8,181	425,104
Ashtead Group PLC	2,899	182,534
Associated British Foods PLC	2,278	49,485
AstraZeneca PLC	9,856	1,307,034
Auto Trader Group PLC	5,888	48,607
AVEVA Group PLC	707	22,582
Aviva PLC	23,659	139,988
BAE Systems PLC	19,850	186,420
Barclays PLC	108,104	209,557
Barratt Developments PLC	6,327	43,073
Berkeley Group Holdings PLC*	697	33,997
BP PLC	125,624	615,857
British American Tobacco PLC	13,931	585,063
BT Group PLC	56,933	135,746
Bunzl PLC	2,198	85,241
Burberry Group PLC	2,621	57,216
CNH Industrial N.V.	6,662	104,932
Coca-Cola Europacific Partners PLC	1,276	62,671
Compass Group PLC	11,455	246,513
Croda International PLC	875	90,013
Diageo PLC	14,836	752,550
Entain PLC*	3,735	80,008
Ferguson PLC	1,403	190,078
GlaxoSmithKline PLC	32,130	695,195
Halma PLC	2,365	77,376
Hargreaves Lansdown PLC	2,149	28,326
HSBC Holdings PLC	129,843	886,901
Imperial Brands PLC	6,063	127,716
Informa PLC*	9,687	75,898
InterContinental Hotels Group PLC	1,153	77,983
Intertek Group PLC	1,024	69,855

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
J. Sainsbury PLC	10,110	$33,462
JD Sports Fashion PLC	17,935	34,559
Johnson Matthey PLC	1,361	33,286
Kingfisher PLC	12,664	42,268
Land Securities Group PLC	4,270	43,809
Legal & General Group PLC	38,445	136,303
Lloyds Banking Group PLC	456,109	277,755
London Stock Exchange Group PLC	2,107	219,719
M&G PLC	16,063	46,283
Melrose Industries PLC	28,464	46,173
Mondi PLC	3,079	59,849
National Grid PLC	23,085	354,775
NatWest Group PLC	35,162	99,309
Next PLC	863	67,875
Ocado Group PLC*	3,089	47,168
Pearson PLC	4,876	47,809
Persimmon PLC	2,126	59,616
Phoenix Group Holdings PLC	3,778	30,269
Prudential PLC	17,473	257,959
Reckitt Benckiser Group PLC	4,527	345,347
RELX PLC	6,807	211,819
RELX PLC	5,578	173,529
Rentokil Initial PLC	12,043	82,958
Rio Tinto PLC	7,109	568,340
Rolls-Royce Holdings PLC*	52,141	68,565
Schroders PLC	773	32,551
Segro PLC	7,740	136,062
Severn Trent PLC	1,547	62,351
Shell PLC	48,985	1,342,616
Smith & Nephew PLC	5,814	92,471
Smiths Group PLC	2,596	49,184
Spirax-Sarco Engineering PLC	486	79,452
SSE PLC	6,674	152,495
St. James's Place PLC	3,331	62,801
Standard Chartered PLC	16,314	108,292
Taylor Wimpey PLC	22,936	39,058
Tesco PLC	49,064	177,627
The British Land Co., PLC	5,472	37,887
The Sage Group PLC	6,509	59,640
Unilever PLC	8,119	368,625
Unilever PLC	8,161	368,846
United Utilities Group PLC	4,259	62,716
Vodafone Group PLC	172,116	282,233
Whitbread PLC*	1,238	46,095
WPP PLC	7,516	98,370
		14,936,314
TOTAL COMMON STOCKS (Cost $72,383,135)		101,134,914

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	341	26,413
FUCHS PETROLUB S.E.	492	17,851
Henkel AG & Co., KGaA	1,122	75,097
	Number of Shares	Value†

Germany — (continued)
Porsche Automobil Holding S.E.	999	$96,098
Sartorius AG	172	75,911
Volkswagen AG	1,195	205,362
TOTAL PREFERRED STOCKS (Cost $393,487)		496,732

RIGHTS — 0.0%
France — 0.0%
Electricite de France S.A.* (Cost $0)	3,137	1,140

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,695,801)	1,695,801	1,695,801
TOTAL INVESTMENTS — 97.4% (Cost $74,472,423)		$103,328,587
Other Assets & Liabilities — 2.6%		2,729,696
TOTAL NET ASSETS — 100.0%		$106,058,283

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 3/31/2022††
Japan	22%
United Kingdom	15
Switzerland	11
France	11
Germany	8
Australia	8
Netherlands	5
Other	20
Total	100%

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Developed International Index Fund
††	% of total investments as of March 31, 2022.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$259,363
Aerospace & Defense	1.2	1,197,369
Agriculture	0.9	919,695
Airlines	0.1	113,398
Apparel	2.2	2,240,964
Auto Manufacturers	3.1	3,096,628
Auto Parts & Equipment	0.8	792,956
Banks	10.0	10,109,981
Beverages	2.2	2,189,887
Biotechnology	0.9	873,465
Building Materials	1.8	1,832,335
Chemicals	3.0	3,083,589
Commercial Services	2.8	2,831,877
Computers	1.2	1,189,789
Cosmetics & Personal Care	1.9	1,929,449
Distribution & Wholesale	1.4	1,449,253
Diversified Financial Services	1.7	1,704,231
Electric	2.7	2,776,556
Electrical Components & Equipment	1.2	1,167,777
Electronics	1.4	1,421,146
Energy-Alternate Sources	0.2	218,806
Engineering & Construction	1.2	1,207,902
Entertainment	0.9	919,487
Environmental Control	0.0	22,147
Food	4.8	4,849,156
Food Service	0.3	292,246
Forest Products & Paper	0.4	410,254
Gas	0.3	311,679
Hand & Machine Tools	0.4	361,053
Healthcare Products	2.2	2,187,376
Healthcare Services	0.8	850,218
Holding Companies	0.2	223,333
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Home Builders	0.4%	$421,651
Home Furnishings	1.1	1,100,543
Household Products & Wares	0.4	390,560
Insurance	5.1	5,138,634
Internet	1.3	1,272,553
Investment Companies	0.7	697,655
Iron & Steel	0.6	561,070
Leisure Time	0.2	191,717
Lodging	0.3	337,592
Machinery — Construction & Mining	1.0	1,013,434
Machinery — Diversified	2.2	2,221,563
Media	0.4	415,304
Metal Fabricate/Hardware	0.2	202,469
Mining	3.4	3,470,382
Miscellaneous Manufacturing	1.0	1,030,653
Office & Business Equipment	0.3	358,296
Oil & Gas	4.1	4,182,852
Pharmaceuticals	9.3	9,360,183
Pipelines	0.1	59,569
Private Equity	0.4	435,809
Real Estate	1.3	1,334,459
Real Estate Investment Trusts	1.4	1,434,762
Retail	1.8	1,833,455
Semiconductors	3.2	3,195,755
Shipbuilding	0.0	27,447
Software	1.5	1,495,338
Telecommunications	3.4	3,416,384
Toys, Games & Hobbies	0.4	450,397
Transportation	1.8	1,794,696
Water	0.2	256,367
	100.0%	$101,134,914

Futures contracts held by the Fund at March 31, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	06/17/22	36	50	$2,144	$3,859,920	$157,948	$—
							$157,948	$—